Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Nov. 03, 2021	Oct. 26, 2021	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Jul. 16, 2018	Feb. 28, 2018	Aug. 31, 2017	Mar. 20, 2017
C000176698
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 10,799	$ 10,666	$ 10,159	$ 9,898	$ 9,824	$ 10,044	$ 10,938			$ 11,388	$ 11,244	$ 11,350	$ 11,238	$ 10,931	$ 10,312	$ 10,124		$ 10,034	$ 10,221	$ 10,000
C000202458
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,800	10,663	10,140	9,879	9,790	10,008	10,901			11,339	11,180	11,278	11,161	10,846	10,229	10,030	$ 10,000
C000176696
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 18,405	17,460	15,458	14,618	14,583	13,927	14,705			14,014	12,286	11,073	11,132	11,380	11,220	10,934		10,435	10,146	10,000
C000202456
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 17,316	16,420	14,514	13,725	13,671	13,050	13,772			13,112	11,495	10,338	10,390	10,621	10,451	10,190	10,000
C000176700
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,677	13,233	12,666	11,921	11,623	11,495	11,846			11,897	11,671	11,007	11,003	10,877	10,562	10,441		10,334	10,301	10,000
C000202460
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 13,298	12,855	12,293	11,563	11,260	11,144	11,468			11,500	11,288	10,628	10,616	10,488	10,172	10,050	10,000
C000176695
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,515	15,771	14,373	13,631	12,967	12,128	14,261			16,468	15,561	13,662	11,644	11,415	11,098	11,509		11,770	11,050	10,000
C000202455
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 13,630	13,842	12,612	11,951	11,356	10,607	12,476			14,389	13,585	11,925	10,145	9,942	9,657	10,000	10,000
C000176692
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,251	23,994	21,945	19,157	17,120	16,432	18,451			20,114	17,167	15,116	12,628	12,497	12,111	12,554		11,789	10,680	10,000
C000202452
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 20,841	19,788	18,093	15,773	14,080	13,512	15,167			16,508	14,088	12,385	10,347	10,231	9,906	10,270	10,000
C000176699
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,086	12,798	12,360	11,786	11,467	11,213	11,461			11,232	11,050	10,605	10,705	10,623	10,434	10,304		10,152	10,080	10,000
C000202459
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,856	12,575	12,125	11,555	11,242	10,981	11,210			10,975	10,792	10,349	10,448	10,351	10,154	10,060	10,000
C000176693
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,455	14,246	13,805	12,974	12,493	11,919	12,263			12,335	12,112	11,102	10,903	10,471	10,509	10,601		10,394	10,095	10,000
C000202453
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 13,837	13,634	13,193	12,393	11,927	11,368	11,687			11,748	11,524	10,564	10,355	9,948	9,979	10,060	10,000
C000176701
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,354	11,208	11,006	10,640	10,540	10,474	10,907			11,241	11,066	11,089	11,077	10,838	10,316	10,089		9,986	10,126	10,000
C000202461
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,373	11,220	11,006	10,633	10,525	10,452	10,875			11,198	11,017	11,021	11,011	10,766	10,242	10,010	10,000
C000176697
Account Value [Line Items]
Line Graph and Table Measure Name	Class I*
Account Value	$ 3,820	3,879	3,879	3,879	3,879	3,879	3,879			3,879	3,879	3,353	3,695	4,198	6,632	9,483		9,205	10,060	10,000
C000202457
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z*
Account Value	$ 3,926	3,994	3,994	3,994	3,994	3,994	3,994			3,994	3,994	3,444	3,806	4,134	6,521	9,320	10,000
C000226066
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,131	11,597	10,577	9,748	8,748	8,894	9,567		$ 10,000
C000226067
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,041	11,496	10,477	9,648	8,652	8,791	9,449	$ 10,000
C000176694
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,417	21,401	20,003	18,193	17,860	17,391	18,971			20,284	18,660	13,245	12,144	12,263	12,082	12,869		11,083	10,310	10,000
C000202454
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 17,659	17,637	16,483	14,971	14,684	14,297	15,585			16,648	15,300	10,849	9,945	10,038	9,876	10,520	10,000
FTSE All World Developed Index
Account Value [Line Items]
Account Value	22,924	22,025	19,925	17,742	15,988	15,360	17,275			18,165	15,716	14,014	12,115	11,986	11,607	12,023		11,625	10,660	10,000
FTSE All World Developed Index
Account Value [Line Items]
Account Value	19,479	18,716	16,931	15,076	13,586	13,052	14,679			15,436	13,355	11,908	10,295	10,185	9,863	10,217	10,000
ICE BofA Global Broad Market (USD Hedged)
Account Value [Line Items]
Account Value	11,527	11,367	10,920	10,603	10,423	10,655	11,476			11,956	11,746	11,892	11,730	11,488	10,619	10,358		10,219	10,294	10,000
ICE BofA Global Broad Market (USD Hedged)
Account Value [Line Items]
Account Value	11,136	10,981	10,549	10,242	10,069	10,293	11,087			11,550	11,347	11,488	11,332	11,098	10,258	10,006	10,000
FTSE All-World ex US Index
Account Value [Line Items]
Account Value	15,894	15,903	14,539	13,473	12,901	12,049	13,899			14,900	13,880	11,866	10,948	10,926	11,009	11,306		11,795	10,942	10,000
FTSE All-World ex US Index
Account Value [Line Items]
Account Value	14,013	14,021	12,818	11,879	11,374	10,623	12,254			13,136	12,237	10,462	9,652	9,633	9,706	9,968	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Account Value	11,359	11,253	10,732	10,482	10,381	10,624	11,506			12,008	11,783	12,025	11,680	11,298	10,431	10,225		10,107	10,334	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Account Value	11,046	11,046	10,535	10,289	10,190	10,429	11,294			11,787	11,566	11,803	11,465	11,090	10,239	10,037	10,000
FTSE All World Developed Index
Account Value [Line Items]
Account Value	22,924	22,025	19,925	17,742	15,988	15,360	17,275			18,165	15,716	14,014	12,115	11,986	11,607	12,023		11,625	10,660	10,000
FTSE All World Developed Index
Account Value [Line Items]
Account Value	19,479	18,716	16,931	15,076	13,586	13,052	14,679			15,436	13,355	11,908	10,295	10,185	9,863	10,217	10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	13,334	12,533	11,289	9,900	8,697	8,579	9,474		$ 10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	13,095	12,308	11,087	9,722	8,540	8,425	9,304	$ 10,000
Russell 2500 Index
Account Value [Line Items]
Account Value	19,366	19,217	17,992	16,372	16,029	15,353	16,948			18,179	16,881	12,463	11,570	11,670	11,782	12,568		11,077	10,190	10,000
Russell 2500 Index
Account Value [Line Items]
Account Value	15,954	15,832	14,823	13,488	13,205	12,648	13,962			14,976	13,907	10,267	9,532	9,614	9,707	10,354	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Account Value	11,359	11,253	10,732	10,482	10,381	10,624	11,506			12,008	11,783	12,025	11,680	11,298	10,431	10,225		10,107	10,334	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Account Value	11,150	11,046	10,535	10,289	10,190	10,429	11,294			11,787	11,566	11,803	11,465	11,090	10,239	10,037	10,000
FTSE All-World High Dividend Yield Index
Account Value [Line Items]
Account Value	17,281	16,796	15,119	14,016	13,569	12,683	13,990			13,762	12,419	10,691	10,546	10,762	10,866	10,962		11,184	10,546	10,000
FTSE All-World High Dividend Yield Index
Account Value [Line Items]
Account Value	15,929	15,482	13,936	12,919	12,508	11,690	12,895			12,686	11,447	9,854	9,720	9,920	10,016	10,104	10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	28,270	26,572	23,935	20,989	18,438	18,188	20,086			20,897	17,663	15,801	13,153	12,899	12,199	12,585		11,619	10,504	10,000
Russell 1000 Index
Account Value [Line Items]
Account Value	23,354	21,951	19,772	17,339	15,231	15,025	16,593			17,263	14,591	13,053	10,866	10,656	10,077	10,397	10,000
ICE BofA US Corporate & Government (1-3 Yr) Index
Account Value [Line Items]
Account Value	11,645	11,416	11,031	10,741	10,542	10,573	10,822			11,018	10,991	10,968	10,781	10,580	10,280	10,111		10,025	10,089	10,000
ICE BofA US Corporate & Government (1-3 Yr) Index
Account Value [Line Items]
Account Value	11,562	11,335	10,952	10,665	10,467	10,497	10,744			10,939	10,912	10,889	10,703	10,504	10,207	10,039	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Account Value	11,359	11,253	10,732	10,482	10,381	10,624	11,506			12,008	11,783	12,025	11,680	11,298	10,431	10,225		10,107	10,334	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Account Value	11,150	11,046	10,535	10,289	10,190	10,429	11,294			11,787	11,566	11,803	11,465	11,090	10,239	10,037	10,000
ICE BofA US Municipal Securities 2-12 Year Index
Account Value [Line Items]
Account Value	11,806	11,653	11,478	11,095	11,006	10,929	11,297			11,667	11,463	11,421	11,305	11,070	10,583	10,308		$ 10,167	$ 10,355	$ 10,000
ICE BofA US Municipal Securities 2-12 Year Index
Account Value [Line Items]
Account Value	$ 11,460	$ 11,311	$ 11,142	$ 10,769	$ 10,683	$ 10,608	$ 10,966			$ 11,325	$ 11,126	$ 11,086	$ 10,973	$ 10,745	$ 10,273	$ 10,006	$ 10,000